Advances to Equity Accounted Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jul. 09, 2014
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 885,550	$ 891,478
Exmar LPG BVBA [Member]
Investments in and Advances to Affiliates [Line Items]
Partnership owns percentage in joint venture	50.00%
Advances to equity accounted joint venture partner	$ 67,500
Unpaid interest to partners	$ 500	600
Repayment term	No fixed repayment terms
Excalibur Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Partnership owns percentage in joint venture	50.00%
Advances to equity accounted joint venture partner	$ 2,500
LIBOR [Member] | Exmar LPG BVBA [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	2.00%
LIBOR [Member] | Excalibur Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	0.50%
Yamal LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Partnership owns percentage in joint venture	50.00%		50.00%
Advances to equity accounted joint venture partner	$ 96,900	95,300
Unpaid interest to partners	$ 3,000	$ 1,000
Yamal LNG Joint Venture [Member] | LIBOR [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	3.00%